UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West MFS International Value Fund
(Institutional, Investor (formerly Initial Class) and Class L)
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2017
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	39.59%
Technology	15.48
Financial	14.83
Industrial	13.56
Consumer, Cyclical	5.62
Basic Materials	4.21
Communications	1.80
Energy	0.90
Short Term Investments	4.01
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,160.90	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.56
Investor Class
Actual	$1,000.00	$1,159.70	$5.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.21
Class L
Actual	$1,000.00	$1,158.20	$7.33
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.85
* Expenses are equal to the Fund's annualized expense ratio of 0.71% for the Institutional Class, 1.04% for the Investor Class and 1.37% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.20%
159,804	Brenntag AG(a)	$ 9,267,714
13,090	Givaudan SA(a)	26,229,736
224,467	Symrise AG(a)	15,926,033
		51,423,483
Communications — 1.80%
830,600	KDDI Corp(a)	21,967,400
Consumer, Cyclical — 5.61%
675,262	Bunzl PLC(a)	20,122,453
113,539	Cie Financiere Richemont SA(a)	9,395,222
1,492,404	Compass Group PLC(a)	31,481,711
2,543,683	Esprit Holdings Ltd(a)(b)(c)	1,354,893
169,800	USS Co Ltd(a)	3,384,299
82,300	Yamaha Corp(a)	2,849,141
		68,587,719
Consumer, Non-Cyclical — 36.90%
106,607	Bayer AG(a)	13,817,382
3,598,130	Brambles Ltd(a)	26,905,271
358,203	British American Tobacco PLC(a)	24,404,459
405,072	Colgate-Palmolive Co	30,027,987
520,934	Danone SA(a)	39,100,138
26,458	Dentsply Sirona Inc	1,715,537
272,817	Experian PLC(a)	5,595,454
224,197	Heineken NV(a)	21,799,765
142,646	Intertek Group PLC(a)	7,834,478
275,900	Ito En Ltd(a)	10,073,066
644,800	Japan Tobacco Inc(a)	22,663,500
476,200	Kao Corp(a)	28,314,064
143,534	Kerry Group PLC Class A	12,349,426
205,900	Kobayashi Pharmaceutical Co Ltd(a)	12,237,619
17,900	Kose Corp(a)(b)	1,963,106
705,439	Nestle SA(a)	61,526,751
325,000	Nihon Kohden Corp(a)	7,522,982
40,700	Nissin Foods Holdings Co Ltd(a)	2,544,955
452,605	Reckitt Benckiser Group PLC(a)	45,876,321
386,707	RELX NV(a)	7,972,682
628,523	Rentokil Initial PLC(a)	2,235,830
40,173	Roche Holding AG(a)	10,264,801
264,600	Rohto Pharmaceutical Co Ltd(a)(b)	5,477,209
817,200	Santen Pharmaceutical Co Ltd(a)	11,100,132
194,900	Secom Co Ltd(a)	14,828,970
52,000	Sohgo Security Services Co Ltd(a)(b)	2,347,285
239,400	Terumo Corp(a)	9,446,480
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
292,900	Toyo Suisan Kaisha Ltd(a)	$ 11,237,564
		451,183,214
Energy — 0.90%
695,214	Cairn Energy PLC(a)(b)(c)	1,559,988
51,419	Core Laboratories NV(c)	5,207,202
436,300	Inpex Corp(a)	4,212,679
		10,979,869
Financial — 14.81%
12,740,860	Bank of Ireland(a)(b)	3,347,033
557,000	Chiba Bank Ltd(a)(b)	4,053,524
741,000	Daiwa Securities Group Inc(a)	4,412,438
519,562	Deutsche Wohnen AG(a)	19,908,313
370,446	DNB ASA(a)	6,306,766
27,997	Euler Hermes Group	3,325,591
39,985	Fairfax Financial Holdings Ltd	17,328,786
548,600	Hachijuni Bank Ltd(a)	3,495,442
381,555	Hiscox Ltd	6,291,498
523,443	IG Group Holdings PLC(a)	3,871,390
816,913	ING Groep NV(a)	14,102,210
266,785	Jardine Lloyd Thompson Group PLC	4,166,235
55,423	Julius Baer Group Ltd(a)	2,928,343
69,449	Jyske Bank A/S(a)(b)	4,022,769
77,643	LEG Immobilien AG(a)	7,308,468
921,180	Mebuki Financial Group Inc(a)	3,439,448
820,000	North Pacific Bank Ltd(a)	2,879,728
263,900	Sumitomo Mitsui Financial Group Inc(a)	10,303,835
1,108,759	Svenska Handelsbanken AB Class A(a)(c)	15,879,786
92,091	Sydbank A/S(a)(b)	3,471,215
291,923	TAG Immobilien AG(a)(b)	4,598,025
841,083	UBS Group AG(a)	14,303,362
537,121	Vonovia SE(a)(b)	21,370,034
		181,114,239
Industrial — 13.55%
319,336	GEA Group AG(a)(b)	13,112,310
8,301	Geberit AG(a)	3,876,238
70,400	Glory Ltd(a)(b)	2,312,184
742,922	Halma PLC(a)	10,636,713
92,295	Hirose Electric Co Ltd(a)(b)	13,207,829
715,350	IMI PLC(a)	11,132,440
227,624	Legrand SA(a)	15,906,727
221,500	MISUMI Group Inc(a)	5,076,701
90,325	Nordson Corp	10,958,229
211,100	Omron Corp(a)	9,189,057
468,859	Orica Ltd(a)	7,450,606
24,957	Schindler Holding AG(a)	5,291,207
202,325	Schneider Electric SE(a)	15,548,605
187,742	Spectris PLC(a)	6,169,868
165,993	Spirax-Sarco Engineering PLC(a)	11,566,049

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
46,257	Wartsila OYJ Abp(a)	$ 2,735,526
842,800	Yamato Holdings Co Ltd(a)	17,121,966
269,300	Yokogawa Electric Corp(a)	4,333,931
		165,626,186
Technology — 15.46%
427,499	Amadeus IT Holding SA Class A(a)	25,554,119
121,682	Analog Devices Inc	9,466,860
99,144	ANSYS Inc(b)	12,063,842
57,595	ASM International NV(a)	3,349,375
675,897	Cadence Design Systems Inc(b)	22,635,790
61,793	Check Point Software Technologies Ltd(b)	6,740,380
103,567	Dassault Systemes(a)	9,289,033
745,881	Infineon Technologies AG(a)	15,842,973
41,752	Neopost SA(a)	1,938,928
521,157	Nomura Research Institute Ltd(a)	20,589,099
49,215	NVIDIA Corp	7,114,520
161,400	Obic Co Ltd(a)	9,938,358
869,920	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	30,412,403
183,167	Texas Instruments Inc	14,091,037
		189,026,717
TOTAL COMMON STOCK — 93.23% (Cost $921,519,371)		$ 1,139,908,827
PREFERRED STOCK
Consumer, Non-Cyclical — 2.65%
234,721	Henkel AG & Co KGaA(a)	32,366,623
TOTAL PREFERRED STOCK — 2.65% (Cost $23,586,974)		$ 32,366,623
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.57%
$43,700,000	Federal Home Loan Bank 0.41%, 07/03/2017	$ 43,699,029
Repurchase Agreements — 0.43%
267,455	Undivided interest of 1.03% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $267,455 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(d)	267,455
1,240,542	Undivided interest of 1.04% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $1,240,542 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(d)	1,240,542
1,240,542	Undivided interest of 1.05% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $1,240,542 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(d)	1,240,542

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 219,726	Undivided interest of 1.05% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $219,726 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(d)	$ 219,726
1,240,542	Undivided interest of 1.06% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $1,240,542 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(d)	1,240,542
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,013,455	Undivided interest of 1.52% in a repurchase agreement (principal amount/value $66,671,047 with a maturity value of $66,677,103) with ING Financial Markets LLC, 1.09%, dated 6/30/17 to be repurchased at $1,013,455 on 7/3/17 collateralized by various U.S. Government Agency securities, 1.83% - 5.42%, 5/1/19 - 10/1/46, with a value of $68,004,598.(d)	$ 1,013,455
		5,222,262
SHORT TERM INVESTMENTS — 4.00% (Cost $48,921,291)		$ 48,921,291
TOTAL INVESTMENTS — 99.88% (Cost $994,027,636)		$1,221,196,741
OTHER ASSETS & LIABILITIES, NET — 0.12%		$ 1,424,338
TOTAL NET ASSETS — 100.00%		$1,222,621,079

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at June 30, 2017.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
At June 30, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	EUR	297,000	USD	323,568	August 2017	$16,617
BNP	EUR	759,000	USD	826,703	August 2017	42,660
BNP	USD	1,196,879	JPY	131,938,000	August 2017	20,931
CIT	EUR	396,000	USD	431,406	August 2017	22,174
CIT	USD	597,881	JPY	65,970,000	August 2017	9,898
DB	EUR	1,893,000	USD	2,091,326	August 2017	76,926
DB	USD	12,603,967	JPY	1,412,364,000	August 2017	15,732
HSB	EUR	4,406,000	USD	4,792,620	August 2017	254,033
HSB	USD	15,062,454	JPY	1,661,669,000	August 2017	252,193
JPM	EUR	1,385,000	USD	1,509,290	August 2017	77,096
JPM	USD	10,491,456	JPY	1,158,519,000	August 2017	165,712
MS	EUR	957,000	USD	1,042,671	August 2017	53,482
MS	USD	6,134,143	JPY	676,185,000	August 2017	107,385
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
UBS	EUR	495,000	USD	539,253	August 2017	$27,722
UBS	USD	1,948,128	JPY	215,009,000	August 2017	31,778
					Net Appreciation	$1,174,339
Counterparty Abbreviations:
BB	Barclays Bank PLC
BNP	BNP Paribas Securities Corp
CIT	Citigroup Global Markets
DB	Deutsche Bank
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
UBS	UBS AG
Currency Abbreviations
EUR	Euro Dollar
JPY	Japanese Yen
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of June 30, 2017.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 282,523,992	23.14%
United Kingdom	189,030,617	15.48
United States	156,995,094	12.86
Germany	153,517,875	12.57
Switzerland	133,815,659	10.96
France	85,109,021	6.97
Netherlands	44,458,553	3.64
Australia	34,355,876	2.81
Taiwan	30,412,403	2.49
Spain	25,554,119	2.09
Ireland	21,291,913	1.74
Canada	17,328,786	1.42
Sweden	15,879,786	1.30
Denmark	7,493,984	0.61
Israel	6,740,380	0.55
Norway	6,306,766	0.52
Bermuda	6,291,498	0.52
Finland	2,735,526	0.22
Hong Kong	1,354,893	0.11
Total	$1,221,196,741	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West MFS International Value Fund
ASSETS:
Investments in securities, fair value (including $5,089,264 of securities on loan)(a)	$1,215,974,479
Repurchase agreements, fair value(b)	5,222,262
Cash	1,420,277
Cash denominated in foreign currencies, fair value(c)	640,302
Dividends receivable	5,207,930
Subscriptions receivable	1,875,340
Receivable for investments sold	551,134
Unrealized appreciation on forward foreign currency contracts	1,174,339
Total Assets	1,232,066,063
LIABILITIES:
Payable for investments purchased	2,169,069
Payable for director fees	789
Payable for distribution fees	11,890
Payable for other accrued fees	48,122
Payable for shareholder services fees	116,551
Payable to investment adviser	787,169
Payable upon return of securities loaned	5,222,262
Redemptions payable	1,089,132
Total Liabilities	9,444,984
NET ASSETS	$1,222,621,079
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,356,551
Paid-in capital in excess of par	939,101,542
Net unrealized appreciation	228,344,508
Undistributed net investment income	12,454,698
Accumulated net realized gain	32,363,780
NET ASSETS	$1,222,621,079
NET ASSETS BY CLASS
Investor Class	$343,545,459
Class L	$58,593,155
Institutional Class	$820,482,465
CAPITAL STOCK:
Authorized
Investor Class	65,000,000
Class L	5,000,000
Institutional Class	180,000,000
Issued and Outstanding
Investor Class	25,297,687
Class L	4,446,444
Institutional Class	73,821,377
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West MFS International Value Fund
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.58
Class L	$13.18
Institutional Class	$11.11
(a) Cost of investments	$988,805,374
(b) Cost of repurchase agreements	$5,222,262
(c) Cost of cash denominated in foreign currencies	$639,238
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West MFS International Value Fund
INVESTMENT INCOME:
Interest	$112,091
Income from securities lending	84,142
Dividends	19,657,503
Foreign withholding tax	(2,101,515)
Total Income	17,752,221
EXPENSES:
Management fees	3,633,292
Shareholder services fees – Investor Class	549,842
Shareholder services fees – Class L	58,905
Audit and tax fees	10,799
Custodian fees	38,514
Director's fees	789
Distribution fees – Class L	42,459
Fund administration fees	137,060
Legal fees	646
Pricing fees	1,864
Registration fees	12,885
Shareholder report fees	3,003
Transfer agent fees	2,173
Other fees	213,130
Total Expenses	4,705,361
Less amount reimbursed by investment adviser	99,350
Less amount waived by investment adviser	79
Less amount waived by distributor - Class L	9
Net Expenses	4,605,923
NET INVESTMENT INCOME	13,146,298
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	18,906,164
Net realized gain on forward foreign currency contracts	3,444,650
Net Realized Gain	22,350,814
Net change in unrealized appreciation on investments and foreign currency translations	136,149,392
Net change in unrealized depreciation on forward foreign currency contracts	(3,669,247)
Net Change in Unrealized Appreciation	132,480,145
Net Realized and Unrealized Gain	154,830,959
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$167,977,257
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West MFS International Value Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$13,146,298	$11,143,369
Net realized gain	22,350,814	19,079,735
Net change in unrealized appreciation	132,480,145	5,312,472
Net Increase in Net Assets Resulting from Operations	167,977,257	35,535,576
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(1,888,312)
Institutional Class	-	(9,867,247)
From net investment income	0	(11,755,559)
From net realized gains
Investor Class	-	(5,642,580)
Class L	-	(106,603)
Institutional Class	-	(15,034,398)
From net realized gains	0	(20,783,581)
Total Distributions	0	(32,539,140)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	74,676,077	122,705,907
Class L	53,045,264	13,861,733
Institutional Class	133,546,299	188,433,386
Shares issued in reinvestment of distributions
Investor Class	-	7,530,892
Class L	-	106,603
Institutional Class	-	24,901,645
Shares redeemed
Investor Class	(74,288,995)	(142,312,219)
Class L	(4,850,378)	(17,412,951)
Institutional Class	(103,384,297)	(112,272,842)
Net Increase in Net Assets Resulting from Capital Share Transactions	78,743,970	85,542,154
Total Increase in Net Assets	246,721,227	88,538,590
NET ASSETS:
Beginning of Period	975,899,852	887,361,262
End of Period(a)	$1,222,621,079	$975,899,852
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West MFS International Value Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,844,937	10,342,238
Class L	4,337,999	1,265,573
Institutional Class	13,253,269	19,366,582
Shares issued in reinvestment of distributions
Investor Class	-	618,936
Class L	-	8,915
Institutional Class	-	2,518,014
Shares redeemed
Investor Class	(5,886,603)	(12,194,769)
Class L	(383,912)	(1,502,186)
Institutional Class	(9,855,245)	(11,476,743)
Net Increase	7,310,445	8,946,560
(a) Including undistributed and (overdistributed) net investment income:	$12,454,698	$(691,600)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$11.71	0.13	1.74	1.87	-	-	(0.00)	$13.58	15.97% (d)
12/31/2016	$11.56	0.12	0.34	0.46	(0.08)	(0.23)	(0.31)	$11.71	3.88%
12/31/2015	$11.08	0.15	0.57	0.72	(0.09)	(0.15)	(0.24)	$11.56	6.45%
12/31/2014	$11.11	0.13	(0.01)	0.12	(0.11)	(0.04)	(0.15)	$11.08	0.99%
12/31/2013	$ 8.87	0.16	2.32	2.48	(0.24)	-	(0.24)	$11.11	27.99%
12/31/2012	$ 7.63	0.13	1.18	1.31	(0.07)	-	(0.07)	$ 8.87	17.20%
Class L
06/30/2017(Unaudited)	$11.38	0.16	1.64	1.80	-	-	(0.00)	$13.18	15.82% (d)
12/31/2016	$11.21	0.15	0.25	0.40	-	(0.23)	(0.23)	$11.38	3.50%
12/31/2015	$10.80	0.02	0.64	0.66	(0.10)	(0.15)	(0.25)	$11.21	6.07%
12/31/2014	$10.78	0.21	(0.14)	0.07	(0.01)	(0.04)	(0.05)	$10.80	0.61%
12/31/2013 (e)	$10.00	0.01	1.10	1.11	(0.33)	-	(0.33)	$10.78	11.10% (d)
Institutional Class
06/30/2017(Unaudited)	$ 9.57	0.13	1.41	1.54	-	-	(0.00)	$11.11	16.09% (d)
12/31/2016	$ 9.53	0.13	0.28	0.41	(0.14)	(0.23)	(0.37)	$ 9.57	4.26%
12/31/2015 (f)	$10.00	0.06	(0.27)	(0.21)	(0.11)	(0.15)	(0.26)	$ 9.53	(2.12%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$343,545	1.07% (h)	1.04% (h)	2.09% (h)	7% (d)
12/31/2016	$296,643	1.08%	1.08%	0.98%	22%
12/31/2015	$307,269	1.10%	1.10%	1.30%	29%
12/31/2014	$659,948	1.10%	1.10%	1.14%	29%
12/31/2013	$636,737	1.11%	1.10%	1.54%	28%
12/31/2012	$487,925	1.15%	1.14%	1.52%	20%
Class L
06/30/2017 (Unaudited)	$ 58,593	1.43% (h)	1.37% (h)	2.47% (h)	7% (d)
12/31/2016	$ 5,603	1.41%	1.41%	1.31%	22%
12/31/2015	$ 8,073	1.63%	1.45%	0.19%	29%
12/31/2014	$ 583	3.16%	1.45%	1.95%	29%
12/31/2013 (e)	$ 606	23.14% (h)	1.43% (h)	0.21% (h)	28%
Institutional Class
06/30/2017 (Unaudited)	$820,482	0.72% (h)	0.71% (h)	2.44% (h)	7% (d)
12/31/2016	$673,654	0.72%	0.72%	1.32%	22%
12/31/2015 (f)	$572,020	0.72% (h)	0.72% (h)	0.88% (h)	29%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 30, 2013.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MFS INTERNATIONAL VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West MFS International Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Semi-Annual Report - June 30, 2017

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 193,895,324	$ 946,013,503	$ —	$ 1,139,908,827
Preferred Stock	—	32,366,623	—	32,366,623
Short Term Investments	—	48,921,291	—	48,921,291
Total investments, at fair value:	193,895,324	1,027,301,417	0	1,221,196,741
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,174,339	—	1,174,339
Total Assets	$ 193,895,324	$ 1,028,475,756	$ 0	$ 1,222,371,080
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date

Semi-Annual Report - June 30, 2017

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of June 30, 2017, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Financial	-	$3,325,591
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 30, 2017

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$996,362,721
Gross unrealized appreciation on investments	246,633,839
Gross unrealized depreciation on investments	(21,799,819)
Net unrealized appreciation on investments	$224,834,020
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Semi-Annual Report - June 30, 2017

Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $27,368,248 in forward contracts for the reporting period.
Valuation of derivative investments as of June 30, 2017 is as follows:
	Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$1,174,339
The effect of derivative investments for the period ended June 30, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$3,444,650	Net change in unrealized depreciation on forward foreign currency contracts	$(3,669,247)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2017.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received (Pledged)(b)	Net Amount
Derivative Assets (forward contracts)	$1,174,339	$—	$—	$—	$1,174,339
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received (pledged) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.67% of the Fund’s average daily net assets. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and various other expenses, of 0.72% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund. The Adviser was required by contract

Semi-Annual Report - June 30, 2017

to reimburse the Fund for any expenses which exceeded an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder services fees and distribution fees, of 0.85% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Massachusetts Financial Services Company. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $155,532,044 and $78,730,213, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $5,089,264 and received collateral as reported on the Statement of Assets and Liabilities of $5,222,262 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2017, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Massachusetts Financial Services Company (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West MFS International Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against one of its benchmark indices and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark indices and to a peer group of funds.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2016, the Fund was in the first, first, first, and second quartile of its peer group, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that, although the Fund underperformed its benchmark for the one-year period ended December 31, 2016, it outperformed its benchmark for the three-, five-, and ten-year periods ended December 31, 2016. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new fee structure in which GWCM will absorb the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee will increase commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. In addition, the Board noted that the materials provided for their review accounted for this change in fee structure.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in

comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the median and average contractual management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was lower than the average and median total operating expense ratio of its peer group of funds and peer universe of funds and that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017